CURRENT FINANCIAL ASSETS AND OTHER FINANCIAL LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2024
Financial Instruments [Abstract]
Disclosure of financial assets	Current financial assets are as follows:

	At December 31,
	2024	2023
	(€ thousand)
Financial derivatives	19,350	55,562
Other financial assets	5,656	5,568
Current financial assets	25,006	61,130

Disclosure of derivative financial instruments
The following table sets forth a breakdown of derivative assets and liabilities at December 31, 2024 and 2023.

	At December 31,
	2024		2023
	Positive fair value	Negative fair value	Positive fair value	Negative fair value
	(€ thousand)
Cash flow hedge:
Currency swaps	11,591	(58,911)	34,542	(10,170)
Interest rate caps	5,547	—	17,407	—
Commodities	—	—	—	(174)
Total Cash flow hedges	17,138	(58,911)	51,949	(10,344)
Other foreign exchange derivatives	2,212	(2,983)	3,613	(3,195)
Current financial assets/(liabilities)	19,350	(61,894)	55,562	(13,539)
The following tables provide an analysis of outstanding derivative financial instruments by foreign currency based on their fair value and notional amounts:

	At December 31, 2024		At December 31, 2023
	Fair Value	Notional Amount	Fair Value	Notional Amount
	(€ thousand)
Currencies:
U.S. Dollar	(43,002)	2,818,516	32,069	2,515,057
Pound Sterling	(2,987)	157,264	(678)	145,216
Japanese Yen	5,119	270,514	14,086	392,343
Swiss Franc	(273)	116,872	(3,660)	106,911
Chinese Yuan	(2,880)	188,968	915	141,493
Other(1)	1,479	155,401	(709)	153,207
Total amount	(42,544)	3,707,535	42,023	3,454,227
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(1)    Other mainly includes the Australian Dollar, the Canadian Dollar and the Hong Kong Dollar.

Disclosure of reclassified gain/loss from other comprehensive income/(loss) to the consolidated income statement
The Group reclassified gains and losses, net of the related tax effects, from other comprehensive income/(loss) to the consolidated income statement as follows:

	For the years ended December 31,
	2024	2023	2022
	(€ thousand)
Net revenues/(costs)	20,827	48,393	(75,749)
Income tax (expense)/benefit	(5,811)	(13,502)	21,134
Total recognized in the consolidated income statement	15,016	34,891	(54,615)